SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Disclosure of detailed information about common shares issued [Table Text Block]
	Number of shares	Amount

Balance - December 31, 2017	79,344,956	77,286,874

June 19, 2018	850,000	131,325
June 29, 2018	13,000,000	2,008,500
June 30, 2018	500,000	77,250
cost of issuance		(127,743)

Balance - December 31, 2018	93,694,956	$79,376,206

September 17, 2019	54,326	15,993
October 31, 2019	1,000,000	304,120
December 9, 2019	31,697	8,967
December 27, 2019	500,000	136,000

Balance - December 31, 2019	95,280,979	$79,841,286

February 3, 2020	500,000	135,594
February 6, 2020	22,659	8,502
February 25, 2020	6,000,000	1,807,200
cost of issuance		(80,842)
February 28, 2020	375,000	100,535
June 30, 2020	24,896	8,292
July 31, 2020	8,000,000	2,984,000
August 27, 2020	2,000,000	761,700
cost of issuance		(427,145)
September 9, 2020	20,640	8,578

Balance - December 31, 2020	112,224,174	$85,147,700

Disclosure of detailed information about warrants outstanding [Table Text Block]
	Number of warrants	Weighted average exercise price (Cdn$)	Expire Date	Weighted average remaining life (Years)

Outstanding and exercisable at December 31, 2019	875,000	0.36

Exercised	(875,000)	0.36
Granted	123,000	0.61	July 31, 2022	1.58
Granted	414,000	0.61	August 26, 2022	1.65

Outstanding and exercisable at December 31, 2020	537,000	0.61		1.64